Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 10,685	$ 4,442	$ 10,002
Kam Iat Fu International Company Limited [Member]
Property and Equipment, Net [Line Items]
Ownership percentage				1.00%
Kam Iat Fu International Company Limited [Member] | Son I Tam [Member]
Property and Equipment, Net [Line Items]
Ownership percentage				95.20%
Kam Iat Fu International Company Limited [Member] | Parent Company [Member]
Property and Equipment, Net [Line Items]
Ownership percentage				99.00%